SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of property and equipment depreciation rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computer equipment	33
Office furniture and equipment	6 – 10 (mainly 10)
Machinery and laboratory equipment	15
Leasehold improvements	Over the shorter of the lease term or estimated useful life

Schedule of assumption used in determine fair value for options granted under Black-Scholes-Merton option pricing model
The fair value for options granted in 2012, 2013 and 2014 is estimated at the date of grant using a Black-Scholes-Merton option pricing model with the following assumptions:

	December 31,
	2012	2013	2014
Expected volatility	85%	70%-75%	60%-70%
Risk-free rate	0.92%-1.04%	0.95%-2.08%	1.74%-1.95%
Dividend yield	0%	0%	0%
Expected term (in years)	6.02-6.08	6.02 - 6.08	5.81 - 6.11
Share price	$2.48 - $2.76	$3.62 - $5.80	$1.49 - $20.77

Schedule of computation of the basic and diluted net loss per ordinary share
The following table sets forth the computation of the Company's basic and diluted net loss per ordinary share:

	Year ended December 31
	2012	2013	2014
Net loss	$(6,658)	$(12,177)	$(21,668)
Convertible preferred shares dividend	(1,004)	(1,663)	(2,229)

Net loss attributable to ordinary shares	(7,662)	(13,840)	(23,897)
Shares used in computing net loss per ordinary shares, basic and diluted	185,688	185,688	3,766,694

Net loss per ordinary share, basic and diluted	$(41.26)	$(74.53)	$(6.34)